NOTE PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

Note payable consists of the following:

	September 30, 2025	December 31, 2024
Vehicle note payable for $40,248 with monthly installment payments of $799, including interest at 6.99% per annum. The loan is collateralized by the respective vehicle and is due in February 2027.	$12,745	$19,082

Less current portion	(8,982)	(8,524)

LONG-TERM PORTION	$3,763	$10,558

Note payable consists of the following:

	2024	2023
Vehicle note payable entered into during 2022 for $40,248 with monthly installment payments of $799, including interest at 6.99% per annum. The loan is collateralized by the respective vehicle and is due in February 2027.	$19,082	$27,036

Total long-term debt	19,082	27,036

Less current portion	(8,524)	(7,950)

LONG-TERM PORTION	$10,558	$19,086

SCHEDULE OF MATURITIES OF LONG-TERM DEBT	The balance of the above debt matures as follows:
Twelve Months Ending September 30,	Amount
2026	$8,982
2027	3,763

TOTAL	$12,745
The balance of the above debt matures as follows:
Year Ended December 31,	Amount
2025	$8,524
2026	9,140
2027	1,418

TOTAL LONG-TERM DEBT	$19,082